N-2 - USD ($)			3 Months Ended
		Nov. 21, 2025	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001380936
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Sales load (as a percentage of offering price)	2.00%(1)
Offering expenses borne by the Fund (as a percentage of offering price)	0.60%(1),(2)
Dividend Reinvestment Plan fees(3)	None

Sales Load [Percent]	[1]	2.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1],[3]	0.60%
Annual Expenses [Table Text Block]
As a Percentage of Net Assets
Annual Expenses	Attributable to Common Shares(4)
Management fees(5)	1.19%
Acquired fund fees and expenses(6)	0.03%
Interest expenses(7)	0.89%
Other expenses(8)	0.10%
Total annual expenses(9)	2.21%

Management Fees [Percent]	[4],[5]	1.19%
Interest Expenses on Borrowings [Percent]	[4],[6]	0.89%
Acquired Fund Fees and Expenses [Percent]	[4],[7]	0.03%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[8]	0.10%
Total Annual Expenses [Percent]	[4],[9]	2.21%
Expense Example [Table Text Block]

As required by relevant SEC regulations, the following Example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) “Total annual expenses” of 2.21% of net assets attributable to Common Shares and (2) the sales load of $20 and estimated offering expenses of $6, and (3) a 5% annual return*:

	1 Year	3 Years	5 Years	10 Years
Total Annual Expense Paid by Common Shareholders	$48	$93	$141	$274

Expense Example, Year 01	[10]	$ 48
Expense Example, Years 1 to 3	[10]	93
Expense Example, Years 1 to 5	[10]	141
Expense Example, Years 1 to 10	[10]	$ 274
Purpose of Fee Table , Note [Text Block]		The following table contains information about the costs and expenses that the Common Shareholders will bear directly or indirectly. The table reflects the use of leverage in an amount equal to approximately 16% of the Fund’s total managed assets, which reflects approximately the percentage of the Fund’s total managed assets attributable to leverage as of May 31, 2025 (audited), and shows Fund expenses as a percentage of net assets attributable to Common Shares. The table and example below are based on the Fund’s capital structure as of May 31, 2025 (audited) after giving effect to the anticipated net proceeds of the Common Shares offered pursuant to this Prospectus Supplement and assuming the Fund incurs the estimated offering expenses described below. The extent of the Fund’s assets attributable to leverage following an offering, and the Fund’s associated expenses, are likely to vary (perhaps significantly) from these assumptions. The purpose of the table and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The following table should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than shown. The following table shows estimated Fund expenses as a percentage of average net assets attributable to Common Shares, and not as a percentage of managed assets. See “Management of the Fund” in the accompanying Prospectus.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		The Investment Adviser has incurred on behalf of the Fund all costs associated with the Fund’s registration statement and any offerings pursuant to such registration statement. The Fund has agreed, in connection with offerings under such registration statement, to reimburse the Investment Adviser for offering expenses incurred by the Investment Adviser on the Fund’s behalf in an amount up to the lesser of the Fund’s actual offering costs or 0.60% of the total offering price of the Common Shares sold in such offerings. Amounts in excess of 0.60% of the total offering price of shares sold pursuant to the registration statement will not be subject to recoupment from the Fund. This agreement will be in effect for the life of the registration statement with respect to all Common Shares sold pursuant to the registration statement and may only be terminated by the Board of Trustees of the Fund.
Other Expenses, Note [Text Block]		Other expenses are based on estimated amounts for the current fiscal year.
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]		For information about the Fund’s senior securities as of the end of the last ten fiscal years, please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Other Information (unaudited)—Senior Securities” which is incorporated by reference herein. Information regarding the Fund’s senior securities is also contained in the Financial Highlights in the Fund’s most recent annual report on Form N-CSR, which has been audited by Ernst & Young LLP for the last five fiscal years. The Fund’s audited financial statements, including the report of Ernst & Young LLP thereon and accompanying notes thereto, are included in the Fund’s most recent annual report to shareholders and incorporated by reference in the SAI. A copy of the report is available upon request and without charge by calling (888) 991-0091 or by writing the Fund at 227 West Monroe Street, Chicago, Illinois 60606.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Investment Objective

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Additional Information Regarding the Fund—Investment Objective,” which is incorporated by reference herein, for a discussion of the investment objective of the Fund.

Investment Policies

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Additional Information Regarding the Fund—Principal Investment Strategies and Portfolio Composition—Investment Policies” which is incorporated by reference herein, for a discussion of the investment policies of the Fund. With respect to the Fund’s policies relating to rated fixed-income securities, please refer to Appendix A to the SAI for more information regarding Moody’s and S&P’s ratings.

Rating agencies, such as Moody’s or S&P, are private services that provide ratings of the credit quality of debt obligations. Ratings assigned by an NRSRO are not absolute standards of credit quality but represent the opinion of the NRSRO as to the quality of the obligation. Ratings do not evaluate market risks or the liquidity of securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. To the extent that the issuer of a security pays an NRSRO for the analysis of its security, an inherent conflict of interest may exist that could affect the reliability of the rating. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Sub-Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in unrated lower grade securities, the Fund’s ability to achieve its investment objective will be more dependent on the Sub-Adviser’s credit analysis than would be the case when the Fund invests in rated securities.

Principal Investment Strategies

The Fund pursues a relative value-based investment philosophy, which utilizes quantitative and qualitative analysis to seek to identify securities or spreads between securities that deviate from their perceived fair value and/or historical norms. The Sub-Adviser seeks to combine a credit managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies. The Fund’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns over time as compared to such benchmark indexes.

The Sub-Adviser’s analysis of a fixed-income security’s credit quality is comprised of multiple elements, including, but not limited to: (i) sector analysis, including regulatory developments and sector health, (ii) collateral, business, and counterparty risk, which includes payment history, collateral performance, and borrower credit profile, (iii) structural analysis, which includes securitization structure review and forms of credit enhancement, and (iv) stress analysis, including historical collateral performance during extreme market stress and identifying tail risks. This analysis is applied against the macroeconomic outlook, geopolitical issues as well as considerations that more directly affect the company’s industry to determine the Sub-Adviser’s internal judgment as to the security’s credit quality. In addition to the process described above, the Sub-Adviser selects securities using a rigorous portfolio construction approach designed to tightly control independent risk exposures such as fixed income sector weights, sector specific yield curves, credit spreads, prepayment risks, and other risk exposures the Sub-Adviser deems relevant. Within those risk constraints, the Sub-Adviser estimates the relative value of different securities to select individual securities that, in the Sub-Adviser’s judgment, may provide risk-adjusted outperformance.

The Sub-Adviser’s process for determining whether to buy or sell a security is a collaborative effort between various groups including: (i) economic research, which focus on key economic themes and trends, regional and country-specific analysis, and assessments of event-risk and policy impacts on asset prices, (ii) the Portfolio Construction Group, which utilizes proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, (iii) its Sector Specialists, who are responsible for identifying investment opportunities in particular securities within these sectors, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities, and (iv) portfolio managers, who determine which securities best fit the Fund based on the Fund’s investment objective and top-down sector allocations. In managing the Fund, the Sub-Adviser uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. The Sub-Adviser also considers macroeconomic outlook and geopolitical issues.

The Sub-Adviser generally decides which securities to sell for the Fund based on one of three factors:

•	In the Sub-Adviser’s judgment, the relative value measure of the instrument no longer indicates that the instrument is cheap relative to similar instruments and a substitution of the instrument with a similar but cheaper instrument enhances the risk-adjusted return potential of the portfolio.
•	The Sub-Adviser’s fundamental analysis suggests that the embedded credit risk in an instrument has increased and the instrument no longer properly compensates the holder for this increased risk.
•	The Sub-Adviser’s fundamental sector allocation decisions result in the rebalancing of existing positions to achieve the Sub-Adviser’s desired sector exposures.

Additional Information About the Fund’s Principal Investment Strategies & Portfolio Composition

In seeking to achieve its investment objective, the Fund will or may ordinarily invest in, among other investment categories, the following categories of investments:

Income Securities Strategy. The Fund seeks to achieve its investment objective by investing in a wide range of fixed-income and other debt and senior equity securities (“Income Securities”) selected from a variety of sectors and credit qualities. The Fund may invest in non-U.S. dollar-denominated Income Securities issued by sovereign entities and corporations, including Income Securities of issuers in emerging market countries. The Fund may invest in Income Securities of any credit quality, including, without limitation, Income Securities rated below-investment grade (commonly referred to as “high-yield” or “junk” bonds), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. The sectors and types of Income Securities in which the Fund may invest, include, but are not limited to:

•	Corporate bonds;

•	Loans and loan participations (including senior secured floating rate loans, “second lien” secured floating rate loans, and other types of secured and unsecured loans with fixed and variable interest rates, including “debtor-in-possession” financings) (collectively, “Loans”);
•	Structured finance investments (including residential and commercial mortgage-related securities, asset- backed securities, collateralized debt obligations and risk-linked securities);

•	U.S. government and agency securities and sovereign or supranational debt obligations;

•	Mezzanine and preferred securities; and

•	Convertible securities.

Debt Overlay Strategy. As part of its Income Securities strategy, the Fund may employ a strategy of investing in a basket of debt securities and other instruments (the “Debt Overlay Basket”) and writing (selling) out-of-the-money call options (i.e., call options for which the current price of the underlying asset is below the strike price) or near at-the-money call options (i.e., call options for which the current price of the underlying asset is close to the strike price) on a fixed-income ETF (the “Underlying Bond ETF”) in an amount that creates a notional exposure approximately equal to the investment exposure created by the Debt Overlay Basket (the “Debt Overlay Strategy”). The Debt Overlay Strategy is intended to generate current income in the form of options premiums.

The composition of the Debt Overlay Basket and the Underlying Bond ETF are expected to be generally similar (i.e., a portfolio of high yield corporate bonds), although they would have differences. The Fund considers an ETF to be eligible to be an Underlying Bond ETF for purposes of the Debt Overlay Strategy when the ETF is passively managed and consists of U.S. dollar-denominated, high yield corporate bonds for sale in the U.S. or if the ETF is designed to track an index (or subset thereof) that provides a representation of the U.S. dollar-denominated high yield corporate bond market. GPIM seeks to select investments for the Debt Overlay Basket with the objective of constructing a Debt Overlay Basket that is designed to achieve, before fees and expenses, returns that exceed those of the Underlying Bond ETF.

Although the Debt Overlay Basket is intended to outperform the Underlying Bond ETF (and the performance of the Debt Overlay Basket is otherwise intended to generally be correlated with that of the Underlying Bond ETF), the options sold as part of the Debt Overlay Strategy are not intended to be “covered,” meaning that the Fund will generally not hold shares in the Underlying Bond ETF as part of the Debt Overlay Strategy (or have an absolute and immediate right to purchase the Underlying Bond ETF’s shares) in the amount necessary to meet the Fund’s contingent obligation to deliver cash or shares of the Underlying Bond ETF to the Fund’s options counterparties.

Common Equity Securities and Covered Call Options Strategy. The Fund may also invest in common stocks, limited liability company interests, trust certificates and other equity investments (“Common Equity Securities”) that the Sub-Adviser believes offer attractive yield and/or capital appreciation potential. As part of its Common Equity Securities strategy, the Fund currently intends to employ a strategy of writing (selling) covered call options and may, from time to time, buy or sell put options on individual Common Equity Securities. In addition to its covered call option strategy, the Fund may, to a lesser extent, pursue a strategy that includes the sale (writing) of both covered call and put options on indices of securities and sectors of securities. This covered call option strategy is intended to generate current gains from option premiums as a means to generate total returns as well as to enhance distributions payable to the Common Shareholders. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. As part of Common Equity Securities strategy, the Fund may not sell “naked” call options on individual Common Equity securities. A substantial portion of the options written by the Fund may be over-the-counter options (“OTC options”). Under current market conditions, the Fund implements its covered call writing strategy primarily by investing in exchange-traded funds (“ETFs”) or index futures which provide exposure to Common Equity Securities and writing covered call options on those ETFs or index futures, and the Fund may also write call options on individual securities, securities indices, ETFs futures and baskets of securities.

Synthetic Autocallable ELN Strategy. The Fund may employ a synthetic autocallable equity linked-note (“ELN”) strategy designed to generate current income based on equity market performance rather than traditional fixed income and credit factors, such as duration and interest rates (the “Synthetic Autocallable ELN Strategy”). The Synthetic Autocallable ELN Strategy is designed to convert equity market performance into an income source, which may provide the potential for higher income than traditional fixed income assets and which exposes the Fund to risks such as those associated with the autocallable structure and equity markets such as market downturns interrupting coupon payments or resulting in principal loss as described below. As part of the Synthetic Autocallable

ELN Strategy, the Fund intends to synthetically replicate exposure similar to autocallable ELNs by investing in derivatives instruments, such as swaps (“Synthetic Autocallable Contracts”), and will typically not invest directly in autocallable ELNs.

An autocallable ELN (i.e., the instrument that the Fund intends to synthetically replicate by investing in derivatives instruments) is a debt instrument with coupon payments (i.e., income) made at regular intervals and linked to equity market performance. The autocallable ELNs that the Fund seeks to replicate synthetically, as further described below, are typically linked to one or more broad-based equity market indexes (e.g., the S&P 500 Index, Russell 2000 Index, or “worst of” two or more indices) (the “Autocallable ELN Reference Index”). These autocallable ELNs provide coupon payments at predefined intervals (which may be deferred to maturity) so long as the value of the Autocallable ELN Reference Index does not fall below certain prescribed thresholds at specified dates. In such circumstances, the autocallable ELNs would be automatically called (i.e., cancelled without further coupon payments and with principal returned) or no coupon payment will be made, respectively. Autocallable ELNs may also provide for the return of a reduced amount of principal when the Autocallable ELN Reference Index falls below a certain prescribed threshold at maturity.

The Synthetic Autocallable Contracts are designed to provide exposure similar to autocallable ELNs, with the value of the Autocallable ELN Reference Index at the beginning of the Synthetic Autocallable Contract defining when a contract is automatically called, when the counterparty will make its coupon payment(s) for such period, when no coupon payments are made for such period and a “Maturity Barrier” (as defined below) below which the Fund would be exposed to a loss corresponding to a reduced return of principal. A Synthetic Autocallable Contract is a bespoke product agreed to between the Fund as “buyer” and its counterparty as “seller". The description below is generally representative of Synthetic Autocallable Contracts, but the Fund’s Synthetic Autocallable Contracts may be structured differently. Additionally, notwithstanding the description below, the Fund’s Synthetic Autocallable Contracts will typically provide for a single net payment at maturity.

At each payment date, the buyer will owe to the Synthetic Autocallable Contract counterparty a financing amount based on a financing rate (which may be a fixed rate or otherwise). At any payment date prior to the final scheduled payment date, the buyer will receive scheduled coupon payments and potentially an early principal payment (as applicable, a “Coupon Payment” and a “Principal Payment”) net of the financing amount owed to the counterparty, subject to the following structure:

•	Autocall Zone. If on a specified observation date the price level of the Autocallable ELN Reference Index reaches or exceeds a certain level, typically the initial value of the Autocallable ELN Reference Index at the time of the Synthetic Autocallable Contract (the “Autocall Barrier"), then the Synthetic Autocallable Contract will automatically terminate early and the buyer will receive both a Coupon Payment for the observation period and the Principal Payment, but will not receive future Coupon Payments for that Synthetic Autocallable Contract.
•	Coupon Zone. If on a specified observation date the price level of the Autocallable ELN Reference Index equals or exceeds a certain level (the “Coupon Barrier”) but is below the Autocall Barrier, the buyer will receive a Coupon Payment for the observation period. The Synthetic Autocallable Contract will not automatically terminate early (and the buyer will not receive an early Principal Payment).
•	No-Coupon Zone. If on a specified observation date the price level of the Synthetic Autocallable Contract Reference Index is below the Coupon Barrier, the buyer will not receive a Coupon Payment for the observation period (such unpaid coupon, a “Missed Coupon”), but the buyer would still be obligated to pay the financing amount to the counterparty. Certain Synthetic Autocallable Contracts may have memory features in which the buyer may receive a Missed Coupon if the price level of the Synthetic Autocallable ELN Reference Index equals or exceeds the Coupon Barrier at a subsequent observation date.

If the Synthetic Autocallable Contract has not been terminated early, then at the maturity date of the Synthetic Autocallable Contract, the buyer will receive a Principal Payment and Coupon Payment subject to the following structure:

•	Full Principal Zone. If on the final specified observation date the price level of the Autocallable ELN Reference Index is above a certain level (the “Maturity Barrier”), which may be the same as the Coupon Barrier, the buyer will receive the scheduled Principal Payment.
•	Reduced Principal Zone. If on the final specified observation date/maturity date the price level of the Autocallable ELN Reference Index is below the Maturity Barrier, the buyer will receive a reduced Principal Payment, which will result in losses to the buyer.

Real Property Asset Companies. The Fund may invest in Income Securities and Common Equity Securities issued by companies that own, produce, refine, process, transport and market “real property assets,” such as real estate and the natural resources upon or within real estate (“Real Property Asset Companies”). These Real Property Asset Companies include:

•	Companies engaged in the ownership, construction, financing, management and/or sale of commercial, industrial and/or residential real estate (or that have assets primarily invested in such real estate), including real estate investment trusts (“REITs”); and
•	Companies engaged in energy, natural resources and basic materials businesses and companies engaged in associated businesses. These companies include, but are not limited to, those engaged in businesses such as oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services, forest products, chemicals, coal, alternative energy sources and environmental services, as well as related transportation companies and equipment manufacturers.

Personal Property Asset Companies. The Fund may invest in Income Securities and Common Equity Securities issued by companies that seek to profit primarily from the ownership, rental, leasing, financing or disposition of personal (as opposed to real) property assets (“Personal Property Asset Companies”). Personal (as opposed to real) property includes any tangible, movable property or asset. The Fund will typically seek to invest in Income Securities and Common Equity Securities of Personal Property Asset Companies the investment performance of which is not expected to be highly correlated with traditional market indexes because the personal property asset held by such company is non-correlated with traditional debt or equity markets. Such personal property assets include special situation transportation assets (e.g., railcars, airplanes and ships) and collectibles (e.g., antiques, wine and fine art).

Private Securities. The Fund may invest in privately issued Income Securities and Common Equity Securities of both public and private companies (“Private Securities”), including those issued on a private placement basis pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), or securities eligible for resale pursuant to Rule 144A thereunder. Private Securities have additional risk considerations in addition to those of comparable public securities, including the availability of financial information about the issuer and valuation and liquidity issues.

Investment Funds. As an alternative to holding investments directly, the Fund may also obtain investment exposure to Income Securities and Common Equity Securities by investing in other investment companies, including registered investment companies, private investment funds and/or other pooled investment vehicles (collectively, “Investment Funds”), which may be managed by the Investment Adviser, Sub-Adviser and/or their affiliates. The Fund may invest up to 30% of its total assets in Investment Funds that primarily hold (directly or indirectly) investments in which the Fund may invest directly. The 1940 Act generally limits a registered investment company’s investments in other registered investment companies to 10% of its total assets. However, pursuant to exemptions set forth in the 1940 Act and rules and regulations promulgated under the 1940 Act, the Fund may invest in excess of this and other applicable limitations provided that the conditions of such exemptions are met. The Fund will invest in private investment funds, commonly referred to as “hedge funds,” or “private equity funds” (including “single asset continuation funds”) only to the extent permitted by applicable rules, regulations and interpretations of the SEC and the NYSE. The Fund may invest up to the lower of 10% of its total assets or 15% of its net assets, measured at the time of investment, in private investment funds that provide exposure to Common Equity Securities of private companies (i.e., exposure to private equity investments). Investments in other Investment Funds involve operating expenses and fees at the Investment Fund level that are in addition to the expenses and fees borne by the Fund and are borne indirectly by holders of the Common Shares.

Synthetic Investments. As an alternative to holding investments directly, the Fund may also obtain investment exposure to Income Securities and Common Equity Securities through the use of customized derivative instruments (including swaps, options, forwards, futures (including, but not limited to, futures on rates such as Secured Overnight Financing Rate (“SOFR”), securities, indices, currencies and other investments) or other financial instruments) to seek to replicate, modify or replace the economic attributes associated with an investment in Income Securities and Common Equity Securities (including interests in Investment Funds). The Fund may be exposed to certain additional risks to the extent the Sub-Adviser uses derivatives as a means to synthetically implement the Fund’s investment strategies, including a lack of liquidity in such derivative instruments and additional expenses associated with using such derivative instruments. If the Fund enters into a derivative instrument whereby it agrees to receive the return of a security or financial instrument or a basket of securities or financial instruments, it will typically contract to receive such returns for a predetermined period of time. During such period, the Fund may not have the ability to increase or decrease its exposure. In addition, such customized derivative instruments will likely be highly illiquid, and it is possible that the Fund will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Fund’s performance in a material adverse manner. Furthermore, certain derivative instruments contain provisions giving the counterparty the right to terminate the contract upon the occurrence of certain events. Such events may include a decline in the value of the reference securities and material violations of the terms of the contract or the portfolio guidelines as well as other events negotiated between the parties. If a termination were to occur, the Fund’s return could be adversely affected as it would lose the benefit of the indirect exposure to the reference securities and it may incur significant termination expenses.

In the event the Fund seeks to obtain investment exposure to Investment Funds (including private investment funds) through the use of such synthetic derivative instruments, the Fund will not acquire any voting interests or other shareholder rights that would be acquired with a direct investment in the underlying Investment Fund. Accordingly, the Fund will not participate in matters submitted to a vote of the shareholders. In addition, the Fund may not receive all of the information and reports to shareholders that the Fund would receive with a direct investment in such Investment Fund.

Further, the Fund will pay the counterparty to any such customized derivative instrument structuring fees and ongoing transaction fees, which will reduce the investment performance of the Fund.

Finally, certain tax aspects of such customized derivative instruments are uncertain and a Common Shareholder’s return could be adversely affected by an adverse tax ruling.

Portfolio Contents

The Fund’s investment portfolio consists of investments in the following types of securities:

Corporate Bonds. Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes, but is not limited to, real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a priority legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with Income Securities, among other risks. The market value of a corporate bond generally is expected to rise and fall inversely with interest rates and be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Investment Grade Bonds. The Fund may invest in a wide variety of fixed-income, floating or variable rate securities rated or determined by the Sub-Adviser to be investment grade quality that are issued by corporations and other non-governmental entities and issuers (“Investment Grade Bonds”). Investment Grade Bonds are subject to market and credit risk. Market risk relates to changes in a security’s value. Investment Grade Bonds have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term and zero coupon bonds are generally more sensitive to interest rate changes. Credit risk relates to the ability of the issuer to make payments of principal and interest. The values of Investment Grade Bonds, like those of other fixed-income securities, may be affected by changes in the credit rating or financial condition of an issuer. Investment Grade Bonds are generally considered medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and changes in the financial condition of issuers. The market prices of Investment Grade Bonds in the lowest investment grade categories may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty or other adverse issuer-specific or market developments. Investment Grade Bonds in the lowest investment grade categories may be thinly traded, making them difficult to sell promptly at an acceptable price. Investment Grade Bonds include certain investment grade quality mortgage-related securities, asset-backed securities, and other hybrid securities and instruments that are treated as debt obligations for U.S. federal income tax purposes.

Below-Investment Grade Bonds. The Fund may invest without limitation in a wide variety of fixed-income securities that are rated or determined by the Sub-Adviser to be below-investment grade quality (“Below-Investment Grade Bonds”). The credit quality of most Below-Investment Grade Bonds reflects a greater than average possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of Below-Investment Grade Bonds held by the Fund more volatile and could limit the Fund’s ability to sell such Bonds at favorable prices. In the absence of a liquid trading market for its Below-Investment Grade Bonds, the Fund may have difficulties determining the fair market value of such investments. Below-Investment Grade Bonds include certain below-investment grade quality mortgage-related securities, asset-backed securities, and other hybrid securities and instruments that are treated as debt obligations for U.S. federal income tax purposes.

In addition to pre-existing outstanding debt obligations of below-investment grade issuers, the Fund may also invest in “debtor-in-possession” or “DIP” financings newly issued in connection with “special situation” restructuring and refinancing transactions. DIP financings are Loans to a debtor-in-possession in a proceeding under the U.S. Bankruptcy Code that have been approved by the bankruptcy court. DIP financings are typically fully secured by a lien on the debtor’s otherwise unencumbered assets or secured by a junior lien on the debtor’s encumbered assets (so long as the Loan is fully secured based on the most recent current valuation or appraisal report of the debtor). The bankruptcy court can authorize the debtor to grant the DIP lender a claim with super-priority over administrative expenses incurred during bankruptcy and of other claims, thus a DIP financing may constitute senior debt even if not secured. DIP financings are often required to close with certainty and in a rapid manner in order to satisfy existing creditors and to enable the issuer to emerge from bankruptcy or to avoid a bankruptcy proceeding. These financings allow the entity to continue its business operations while reorganizing under Chapter 11 of the U.S. Bankruptcy Code.

Distressed and Defaulted Securities. The Fund may invest in the securities of financially distressed and bankrupt issuers. Such debt obligations may be in covenant or payment default. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

Structured Finance Investments. The Fund may invest in structured finance investments, which are Income Securities and Common Equity Securities typically issued by special purpose vehicles that hold income-producing securities (e.g., mortgage loans, consumer debt payment obligations and other receivables) and other financial assets. Structured finance investments are designed to meet certain financial goals of investors. Typically, these investments provide investors with the potential for capital protection, income generation and/or the opportunity to generate capital growth. The Sub-Adviser believes that structured finance investments may provide attractive risk-adjusted returns, frequent sector rotation opportunities and prospects for adding value through security selection. For purposes of the Fund’s investment policies, structured finance investments are not deemed to be “private investment funds” (as discussed below). Structured finance investments primarily include (among others):

Mortgage-Related Securities. Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations, REITs (including debt and preferred stock issued by REITs), and other real estate-related securities. The mortgage-related securities in which the Fund may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates, and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. The Fund may invest in residential and commercial mortgage-related securities issued by governmental entities (i.e., agency mortgage-related securities) and private issuers (i.e. non-agency mortgage-related securities), including subordinated mortgage-related securities. The underlying assets of certain mortgage-related securities are subject to prepayments, which shorten the weighted average maturity and may lower the return of such securities, and extension, which lengthens expected maturity as payments on principal may occur at a slower rate or later than expected.

Asset-Backed Securities. Asset-backed securities (“ABS”) are a form of structured debt obligation. ABS are payment claims that are securitized in the form of negotiable paper that is issued by a financing company (generally called a special purpose vehicle). Collateral assets are brought into a pool according to specific diversification rules. A special purpose vehicle is founded for the purpose of securitizing these payment claims and the assets of the special purpose vehicle are the diversified pool of collateral assets. The special purpose vehicle issues marketable securities that are intended to represent a lower level of risk than an underlying collateral asset individually, due to the diversification in the pool. The redemption of the securities issued by the special purpose vehicle takes place out of the cash flow generated by the collected assets. A special purpose vehicle may issue multiple securities with different priorities to the cash flows generated and the collateral assets. The collateral for ABS may include, among other assets, home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of ABS that may be developed in the future. There is the possibility that recoveries on the underlying collateral may not, in some cases, be available or may be insufficient to support payments on these securities.

Collateralized Debt Obligations. A collateralized debt obligation (“CDO”) is an asset-backed security whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation (“CBO”). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation (“CLO”). Investors in CBOs and CLOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CLO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/ equity, according to their degree of risk. If there are defaults or the CLO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. This prioritization of the cash flows from a pool of securities among the several tranches of the CLO is a key feature of the CLO structure. If there are funds remaining after each tranche of debt receives its contractual interest rate and the CLO meets or exceeds required collateral coverage levels (or other similar covenants), the remaining funds may be paid to the subordinated (or residual) tranche (often referred to as the “equity” tranche).

The contractual provisions setting out this order of payments are set out in detail in the relevant CLO’s indenture. These provisions are referred to as the “priority of payments” or the “waterfall” and determine the terms of payment of any other obligations that may be required to be paid ahead of payments of interest and principal on the securities issued by a CLO. In addition, for payments to be made to each tranche, after the most senior tranche of debt, there are various tests that must be complied with, which are different for each CLO. If a CLO breaches one of these tests excess cash flow that would otherwise be available for distribution to the subordinated tranche investors is diverted to prepay CLO debt investors in order of seniority until such time as the covenant breach is cured. If the covenant breach is not or cannot be cured, the subordinated tranche investors (and potentially other investors in lower priority rated tranches) may experience a partial or total loss of their investment.

CLOs are subject to the same risk of prepayment and extension described with respect to certain mortgage-related and asset-backed securities. The value of CLOs may be affected by, among other developments, changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement.

The Fund may invest in senior, rated tranches as well as mezzanine and subordinated tranches of CLOs. Investment in the subordinated tranche is subject to additional risks. The subordinated tranche does not receive ratings and is considered the riskiest portion of the capital structure of a CLO because it bears the bulk of defaults from the loans in the CLO and serves to protect the other, more senior tranches from default in many but not all circumstances.

Risk-Linked Securities. Risk-linked securities (“RLS”) are a form of derivative issued by insurance companies and insurance-related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. RLS are typically debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined “trigger event.” Depending on the specific terms and structure of the RLS, this trigger could be the result of a hurricane, earthquake or some other catastrophic event. Insurance companies securitize this risk to transfer to the capital markets the truly catastrophic part of the risk exposure. A typical RLS provides for income and return of capital similar to other fixed-income investments, but would involve full or partial default if losses resulting from a certain catastrophe exceeded a predetermined amount. RLS typically have relatively high yields compared with similarly rated fixed-income securities, and also have low correlation with the returns of traditional securities. The Sub-Adviser believes that inclusion of RLS in the Fund’s portfolio could lead to significant improvement in its overall risk-return profile. Investments in RLS may be linked to a broad range of insurance risks, which can be broken down into three major categories: natural risks (such as hurricanes and earthquakes), weather risks (such as insurance based on a regional average temperature) and non-natural events (such as aerospace and shipping catastrophes). Accordingly, depending on the specific terms and structure of the RLS, this trigger could be the result of a hurricane, earthquake or some other catastrophic event. Although property-casualty RLS have been in existence for over a decade, significant developments have started to occur in securitizations done by life insurance companies. In general, life insurance industry securitizations could fall into a number of categories. Some are driven primarily by the desire to transfer risk to the capital markets, such as the transfer of extreme mortality risk (mortality bonds). Others, while also including the element of risk transfer, are driven by other considerations. For example, a securitization could be undertaken to relieve the capital strain on life insurance companies caused by the regulatory requirements of establishing very conservative reserves for some types of products. Another example is the securitization of the stream of future cash flows from a particular block of business, including the securitization of embedded values of life insurance business or securitization for the purpose of funding acquisition costs.

Senior Loans. Senior Loans are floating rate Loans made to corporations and other non-governmental entities and issuers. Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets of the borrower, including stock owned by the borrower in its subsidiaries, that is senior to that held by junior lien creditors, subordinated debt holders and stockholders of the borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest that are redetermined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. Base lending rates in common usage today are primarily SOFR, and secondarily the prime rate offered by one or more major U.S. banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

Second Lien Loans. Second Lien Loans are Loans made by public and private corporations and other non-governmental entities and issuers for a variety of purposes. Second Lien Loans are second in right of payment to one or more Senior Loans of the related borrower. Second Lien Loans typically are secured by a second priority security interest or lien to or on specified collateral securing the borrower’s obligation under the Loan and typically have similar protections and rights as Senior Loans. Second Lien Loans are not (and by their terms cannot) become subordinate in right of payment to any obligation of the related borrower other than Senior Loans of such borrower. Second Lien Loans, like Senior Loans, typically have floating rate interest payments. Because Second Lien Loans are second to Senior Loans, they present a greater degree of investment risk but often pay interest at higher rates reflecting this additional risk. Such investments generally are of below-investment grade quality. Other than their subordinated status, Second Lien Loans have many characteristics and risks similar to Senior Loans discussed above. In addition, Second Lien Loans and debt securities of below-investment grade quality share many of the risk characteristics of Non-Investment Grade Bonds.

Subordinated Secured Loans. Subordinated secured Loans are made by public and private corporations and other non-governmental entities and issuers for a variety of purposes. Subordinated secured Loans may rank lower in right of payment to one or more Senior Loans and Second Lien Loans of the borrower. Subordinated secured Loans typically are secured by a lower priority security interest or lien to or on specified collateral securing the borrower’s obligation under the Loan, and typically have more subordinated protections and rights than Senior Loans and Second Lien Loans. Subordinated secured Loans may become subordinated in right of payment to more senior obligations of the borrower issued in the future. Subordinated secured Loans may have fixed or floating rate interest payments. Because Subordinated secured Loans may rank lower as to right of payment than Senior Loans and Second Lien Loans of the borrower, they may present a greater degree of investment risk than Senior Loans and Second Lien Loans but often pay interest at higher rates reflecting this additional risk. Such investments generally are of below investment grade quality. Other than their more subordinated status, such investments have many characteristics and risks similar to Senior Loans and Second Lien Loans discussed above.

Unsecured Loans. Unsecured Loans are loans made by public and private corporations and other non-governmental entities and issuers for a variety of purposes. Unsecured Loans generally have lower priority in right of payment compared to holders of secured debt of the borrower. Unsecured Loans are not secured by a security interest or lien to or on specified collateral securing the borrower’s obligation under the loan. Unsecured Loans by their terms may be or may become subordinate in right of payment to other obligations of the borrower, including Senior Loans, Second Lien Loans and Subordinated Secured Loans. Unsecured Loans may have fixed or floating rate interest payments. Because unsecured Loans are subordinate to the secured debt of the borrower, they present a greater degree of investment risk but often pay interest at higher rates reflecting this additional risk. Such investments generally are of below investment grade quality. Other than their subordinated and unsecured status, such investments have many characteristics and risks similar to Senior Loans, Second Lien Loans and Subordinated Secured Loans discussed above.

Mezzanine Investments. The Fund may invest in certain lower grade securities known as “Mezzanine Investments,” which are subordinated debt securities that are generally issued in private placements in connection with an equity security (e.g., with attached warrants) or may be convertible into equity securities. Mezzanine Investments may be issued with or without registration rights. Similar to other lower grade securities, maturities of Mezzanine Investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine Investments are usually unsecured and subordinated to other obligations of the issuer.

Convertible Securities. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that entitle the holder to acquire common stock or other equity securities of the issuer. Convertible securities have general characteristics similar to both debt and equity securities. A convertible security generally entitles the holder to receive interest or preferred dividends paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. The value of a convertible security is a function of (i) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth if converted into the underlying common stock.

Preferred Stocks. Preferred stocks represent the senior residual interest in the assets of an issuer after meeting all claims, with priority to corporate income and liquidation payments over the issuer’s common stock. As such, preferred stock is inherently more risky than the bonds and loans of the issuer, but less risky than its common stock. Preferred stocks often contain provisions that allow for redemption in the event of certain tax or legal changes or at the issuers’ call. Preferred stocks typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period. Preferred stock in some instances is convertible into common stock.

Although they are equity securities, preferred stocks have certain characteristics of both debt and common stock. They are debt-like in that their promised income is contractually fixed. They are common stock-like in that they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Furthermore, they have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. In order to be payable, dividends on preferred stock must be declared by the issuer’s board of directors. In addition, distributions on preferred stock may be subject to deferral and thus may not be automatically payable. Income payments on some preferred stocks are cumulative, causing dividends and distributions to accrue even if not declared by the board of directors or otherwise made payable. Other preferred stocks are non-cumulative, meaning that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. If the Fund owns preferred stock that is deferring its distributions, the Fund may be required to report income for U.S. federal income tax purposes while it is not receiving cash payments corresponding to such income. When interest rates fall below the rate payable on an issue of preferred stock or for other reasons, the issuer may redeem the preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Preferred stocks may be significantly less liquid than many other securities, such as U.S. Government securities, corporate bonds and common stock.

U.S. Government Securities. The Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities including: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, such as U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. government under the separate trading of registered interest and principal securities program (i.e., “STRIPS”), all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issuer to borrow from the U.S. government, and some of which are backed only by the credit of the issuer itself.

Foreign Securities. While the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated fixed-income securities of corporate and governmental issuers located outside the United States, including up to 10% in emerging markets. Foreign securities include securities issued or guaranteed by companies organized under the laws of countries other than the United States and securities issued or guaranteed by foreign governments, their agencies or instrumentalities and supra-national governmental entities, such as the World Bank. Foreign securities also may be traded on foreign securities exchanges or in over-the-counter capital markets. The value of foreign securities and obligations is affected by, among other factors, changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations.

Since the Fund may invest in securities and obligations that are denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments in U.S. dollars. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies. The Fund may seek to hedge its exposures to foreign currencies but may, at the discretion of the Sub-Adviser, at any time limit or eliminate foreign currency hedging activity. See “—Derivative Transactions—Foreign Currency Transactions.”

Sovereign and Supranational Obligations. The Fund may invest in sovereign debt securities, which are debt securities issued or guaranteed by foreign governmental entities, such as foreign government debt or foreign treasury bills. Investments in sovereign debt securities involve special risks in addition to those risks usually associated with investments in debt securities, including risks associated with economic or political uncertainty and the risk that the governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due. The Fund may also invest in securities or other obligations issued or backed by supranational organizations, which are international organizations that are designated or supported by government entities or banking institutions typically to promote economic reconstruction or development. These obligations are subject to the risk that the government(s) on whose support the organization depends may be unable or unwilling to provide the necessary support. With respect to both sovereign and supranational obligations, the Fund may have little recourse against the foreign government or supranational organization that issues or backs the obligation in the event of default. These obligations may be denominated in foreign currencies and the prices of these obligations may be more volatile than corporate debt obligations.

Sovereign debt instruments in which the Fund may invest may involve great risk and may be deemed to be the equivalent in terms of credit quality to securities rated below investment grade by Moody’s and S&P. Governmental entities may depend on expected disbursements from foreign governments, multilateral agencies and international organizations to reduce principal and interest arrearages on their debt obligations. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic or other reforms and/or economic performance and the timely service of the governmental entity’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of the commitments to lend funds or other aid to the governmental entity, which may further impair the governmental entity’s ability or willingness to service its debts in a timely manner. Some of the countries in which the Fund may invest have encountered difficulties in servicing their sovereign debt obligations and have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations, which may result in costs to the holders of the sovereign debt. Consequently, a government obligor may default on its obligations and/or the values of its obligations may decline significantly.

Common Stocks and Other Common Equity Securities. The Fund may also invest in common stocks and other Common Equity Securities that the Sub-Adviser believes offer attractive yield and/or capital appreciation potential. Common stock represents the residual ownership interest in the issuer. Holders of common stocks and other Common Equity Securities are entitled to the income and increase in the value of the assets and business of the issuer after all of its debt obligations and obligations to preferred stockholders are satisfied. The Fund may invest in companies of any market capitalization.

Options. As part of its Common Equity Securities strategy, the Fund currently intends to employ a strategy of writing (selling) covered call options and may, from time to time, buy or sell put options on individual Common Equity Securities. In addition to its covered call option strategy, the Fund may, to a lesser extent, pursue a strategy that includes the sale (writing) of both covered call and put options on indices of securities and sectors of securities. This covered call option strategy is intended to generate current gains from option premiums as a means to generate total returns as well as to enhance distributions payable to the Fund’s Common Shareholders. The Fund may also write call options and put options on individual securities, securities indices, ETFs, futures and baskets of securities.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time or on expiration, depending on the terms. For certain types of options, the writer of the option will have no control over the time when it may be required to fulfill its obligation under the option. Certain options, known as “American style” options may be exercised at any time during the term of the option. Other options, known as “European style” options, may be exercised only on the expiration date of the option.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option when purchased. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. Net gains from the Fund’s option strategy will be short-term capital gains which, for U.S. federal income tax purposes, will constitute net investment company taxable income.

The Fund will follow a strategy known as “covered call option writing,” which is a strategy designed to generate current gains from option premiums as a means to generate total returns as well as to enhance distributions payable to the Fund’s Common Shareholders. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited.

Except as disclosed further below and in connection with the Fund’s Debt Overlay Strategy, the Fund may not sell “naked” call options on individual securities (i.e., options representing more shares of the stock than are held in the portfolio). A call option written by the Fund on a security is “covered” if the Fund owns the security or instrument underlying the call or has an absolute and immediate right to acquire that security or instrument without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser (in accordance with procedures established by the Board of Trustees) in such amount are segregated by the Fund’s custodian) upon conversion or exchange of other securities held by the Fund. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Sub-Adviser as described above.

Put options are contracts that give the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified exercise price at a specific time or times during the term of the option. These strategies may produce a considerably higher return than the Fund’s primary strategy of covered call writing, but involve a higher degree of risk and potential volatility.

The Fund will write (sell) put options on individual Common Equity securities only if the put option is “covered.” A put option written by the Fund on a security is “covered” if the Fund segregates or earmarks assets determined to be liquid by the Sub-Adviser, as described above, equal to the exercise price. A put option is also covered if the Fund holds a put on the same security as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or earmarked assets determined to be liquid by the Sub-Adviser, as described above.

The Fund may sell (covered and uncovered) put and call options on indices of securities, futures on indices of securities, and index ETFs. Options on an index or index ETF differ from options on securities because (i) the exercise of an index option requires cash payments and does not involve the actual purchase or sale of securities, (ii) the holder of an index option has the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater, in the case of a call, or less, in the case of a put, than the exercise price of the option and (iii) index options reflect price-fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

The Fund may purchase and write exchange-listed and OTC options. Options written by the Fund with respect to non-U.S. securities, indices or sectors and other instruments generally will be OTC options. OTC options differ from exchange-listed options in several respects. They are transacted directly with the dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. OTC options are subject to heightened counterparty, credit, liquidity and valuation risks. The Fund’s ability to terminate OTC options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The hours of trading for options may not conform to the hours during which the underlying securities are traded. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Restricted and Illiquid Securities. The Fund may invest in securities for which there is no readily available trading market or that are otherwise illiquid. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(a)(2) and Rule 144A securities may, however, be treated as liquid by the Investment Adviser after consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Government Sponsored Investment Programs. From time to time, the Fund may seek to invest in credit securities through one or more programs that may from time to time be sponsored, established or operated by the U.S. Department of the Treasury, the Board of Governors of the Federal Reserve System and other governmental agencies.

Derivatives Transactions. The Fund may purchase and sell various derivative instruments (which derive their value by reference to another instrument, asset or index), such as swaps, futures, options and other derivatives contracts, for investment purposes, such as obtaining investment exposure to an investment category; risk management purposes, such as hedging against fluctuations in asset prices, currencies or interest rates;

diversification purposes; or to change the duration of the Fund. The Fund may, but is not required to, use various strategic transactions in swaps, futures, options and other derivative contracts in order to seek to earn income, facilitate portfolio management and mitigate risks. These strategies may be executed through the use of derivative contracts. In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, and enter into various transactions such as swaps, caps, floors or collars. In addition, derivative transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. In order to help protect the soundness of derivative transactions and outstanding derivative positions, the Sub-Adviser generally requires derivative counterparties to have a minimum credit rating of A3 from Moody’s (or a comparable rating from another NRSRO) and monitors such rating on an ongoing basis. In addition, the Sub-Adviser seeks to allocate derivatives transactions to limit exposure to any single counterparty.

The Fund is required to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund satisfies a “limited derivatives users” exception that is included in Rule 18f-4 under the 1940 Act. The Fund is not classified as a “limited derivatives user” and, as required by Rule 18f-4, has implemented a Derivatives Risk Management Program, which is reasonably designed to manage the Fund’s derivatives risks and to reasonably segregate the functions associated with the Derivatives Risk Management Program from the portfolio management of the Fund. The Board, including a majority of the trustees who are not “interested persons” of the Fund, as such term is defined in the 1940 Act, approved the designation of a Derivatives Risk Manager, which is responsible for administering the Derivatives Risk Management Program for the Fund. To facilitate the Board’s oversight, the Board reviews, no less frequently than annually, a written report on the effectiveness of the Derivatives Risk Management Program and also more frequent reports regarding certain derivatives risk matters.

When the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. SEC guidance regarding the use of securities lending collateral may limit the Fund’s securities lending activities. In addition, the Fund is permitted to invest in a security on a when issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with Rule 18f-4. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.

Credit Derivatives. Credit default derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions.

The Fund may invest in credit default swap transactions and credit-linked notes (described below) for hedging and investment purposes. The “buyer” in a credit default swap contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation. Credit default swap transactions are either “physical delivery” settled or

“cash” settled. Physical delivery entails the actual delivery of the reference asset to the seller in exchange for the payment of the full par value of the reference asset. Cash settled entails a net cash payment from the seller to the buyer based on the difference of the par value of the reference asset and the current value of the reference asset that may, after a default, have lost some, most, or all of its value.

The Fund may be either the buyer or seller in a credit default swap transaction and generally will be a buyer in instances in which the Fund actually owns the underlying debt security and seeks to hedge against the risk of default in that debt security. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments (in an amount more or less than the value of the cash flows received on the underlying debt security) and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for such asset or a cash payment in addition to owning the reference asset. The Fund generally will be a seller when it seeks to take the credit risk of a particular debt security and, as a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and ten years, provided that there is no event of default. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement and/or cash settlement. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly, including counterparty credit risk and leverage risk.

Foreign Currency Transactions. The Fund may (but is not required to) hedge some or all of its exposure to non-U.S. currencies through the use of forward foreign currency exchange contracts, options on foreign currencies, foreign currency futures contracts and swaps and other derivatives transactions. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time when they would be beneficial. Although the Fund has the flexibility to engage in such transactions, the Investment Adviser or Sub-Adviser may determine not to do so or to do so only in unusual circumstances or market conditions. These transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The Fund may also use derivatives transactions for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

Although the Sub-Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result. For a more complete discussion of the Fund’s investment practices involving transactions in derivatives and certain other investment techniques, see “Investment Objective and Policies—Derivative Instruments” in the Fund’s SAI.

Municipal Securities. The Fund may invest directly or indirectly in municipal securities. Municipal securities include securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for federal income tax purposes. Municipal securities also include taxable securities issued by such issuers. Municipal bonds may include those backed by, among other things, state taxes and essential service revenues as well as health care and higher education issuers, among others, or be supported by dedicated revenue streams and/or statutory liens.

Temporary Investments

At any time when a temporary posture is believed by the Sub-Adviser to be warranted (a “temporary period”), the Fund may, without limitation, hold cash or invest its assets in money market instruments and repurchase agreements in respect of those instruments. The money market instruments in which the Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated A-1 or higher by S&P or Prime-1 by Moody’s; and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During a temporary period, the Fund may also invest in shares of money market mutual funds. Money market mutual funds are investment companies, and the investments in those companies by the Fund are in some cases subject to the 1940 Act’s limitations on investments in other investment companies. See “Investment Restrictions” in the Fund’s SAI. As a shareholder in a mutual fund, the Fund will bear its ratable share of its expenses, including management fees, and will remain subject to payment of the fees to the Investment Adviser, with respect to assets so invested. See “Management of the Fund.” The Fund may not achieve its investment objective during a temporary period or be able to sustain its historical distribution levels.

Certain Other Investment Practices

When Issued, Delayed Delivery Securities and Forward Commitments. The Fund may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a when, as and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable. Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. In addition, FINRA rules include mandatory margin requirements that require the Fund to post collateral in connection with certain of these transactions. There is no similar requirement that the Fund’s counterparties post collateral in connection with such transactions. The required collateralization of these transactions could increase the cost of such transactions to the Fund and impose added operational complexity.

Loans of Portfolio Securities. To seek to increase income, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (i) the loan is collateralized in accordance with applicable regulatory requirements and (ii) no loan will cause the value of all loaned securities to exceed 33 1/3% of the value of the Fund’s total assets. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially. There can be no assurance that borrowers will not fail financially. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the period of the loan would inure to the Fund. If the other party to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund’s ability to sell the collateral and the Fund would suffer a loss. See “Investment Objective and Policies Loans of Portfolio Securities” in the Fund’s SAI.

Offsetting. In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash from broker/receivable for variation margin, or segregated cash due to broker/payable for variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The

Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

Repurchase Agreements. The Fund may enter into bilateral and tri-party repurchase agreements. Repurchase agreements may be seen as loans by the Fund collateralized by underlying debt securities. Under the terms of a typical repurchase agreement, the Fund buys an underlying debt obligation or other security subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed price and time (usually not more than one week later). This arrangement results in a fixed rate of return to the Fund. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. Such an insolvency may result in a loss to the extent that the value of the purchased securities or other assets decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. The Sub-Adviser reviews the creditworthiness of the counterparties with which the Fund enters into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level. The Fund will not enter into repurchase agreements with the Investment Adviser, the Sub-Adviser or their affiliates.

Repurchase agreements collateralized fully by cash items, U.S. government securities or by securities issued by an issuer that the Investment Adviser or the Sub-Adviser has determined at the time the repurchase agreement is entered into has an exceptionally strong capacity to meet its financial obligations (“Qualifying Collateral”) and meet certain liquidity standards generally may be deemed to be “collateralized fully” and may be deemed to be investments in the underlying securities for certain purposes. The Fund may accept collateral other than Qualifying Collateral determined by the Investment Adviser or the Sub-Adviser to be in the best interests of the Fund to accept as collateral for such repurchase agreement (which may include high yield debt instruments that are rated below investment grade) (“Alternative Collateral”). Repurchase agreements secured by Alternative Collateral are not deemed to be “collateralized fully” under applicable regulations and the repurchase agreement is therefore considered a separate security issued by the counterparty to the Fund. Accordingly, the Fund must include repurchase agreements that are not “collateralized fully” in its calculations of securities issued by the selling institution held by the Fund for purposes of various portfolio diversification and concentration requirements applicable to the Fund. In addition, Alternative Collateral may not qualify as permitted or appropriate investments for the Fund under the Fund’s investment strategies and limitations. Accordingly, if a counterparty to a repurchase agreement defaults and the Fund takes possession of Alternative Collateral, the Fund may need to promptly dispose of the Alternative Collateral (or other securities held by the Fund, if the Fund exceeds a limitation on a permitted investment by virtue of taking possession of the Alternative Collateral). The Alternative Collateral may be particularly illiquid, especially in times of market volatility or in the case of a counterparty insolvency or bankruptcy, which may restrict the Fund’s ability to dispose of Alternative Collateral received from the counterparty. Depending on the terms of the repurchase agreement, the Fund may determine to sell the collateral during the term of the repurchase agreement and then purchase the same collateral at the market price at the time of the resale. In tri-party repurchase agreements, an unaffiliated third-party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. Securities subject to repurchase agreements (other than tri-party repurchase agreements) and purchase and sale contracts will be held by the Fund’s custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash or other assets. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price (which may be effected by an exchange of the repurchased instrument for assets other than cash), for which the effective difference in price reflects an interest payment. Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities or other assets sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund. There is no assurance that reverse repurchase agreements can be successfully employed. In the event of the insolvency of the counterparty to a reverse repurchase agreement, recovery of the securities or other assets sold by the Fund may be delayed. The counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s Common Shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s cash available for distribution.

Sleeve Structure. The Sub-Adviser may from time to time utilize a sleeve structure in managing the Fund. In this structure, the Sub-Adviser implements the Fund’s investment strategies using component sleeves of investments comprising distinct sub-strategies or grouping similar investments in sub-accounts of the Fund that, collectively, comprise the Fund’s overall portfolio and investment strategies. This approach facilitates internal allocations and tracking of investments within a portfolio.

Interest Rate Transactions

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Additional Information Regarding the Fund—Interest Rate Transactions,” which is incorporated by reference herein, for a discussion of the Fund’s use of interest rate transactions in connection with the Fund’s use of Financial Leverage.

Portfolio Turnover

The Fund will buy and sell securities to seek to accomplish its investment objective. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less). The Fund’s portfolio turnover rate may vary greatly from year to year. Higher portfolio turnover may decrease the after-tax return to individual investors in the Fund to the extent it results in a decrease of the long-term capital gains portion of distributions to shareholders. For the fiscal years ended May 31, 2025 and May 31, 2024, the Fund’s portfolio turnover rate was 25% and 30%, respectively.

Investment Restrictions

The Fund has adopted certain other investment limitations. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares, as defined in the 1940 Act (and preferred shares, if any, voting together as a single class). See “Investment Restrictions” in the SAI for a complete list of the fundamental investment policies of the Fund.

Use of Leverage

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Additional Information Regarding the Fund—Use of Leverage,” which is incorporated by reference herein, for a discussion of the Fund’s use of leverage.

See the section of the Fund’s most recent annual report on Form N-CSR entitled “Additional Information Regarding the Fund—Principal Risks of the Fund—Financial Leverage and Leveraged Transactions Risk,” which is incorporated by reference herein, for a discussion of associated risks.

Borrowing. The Fund is authorized to borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as the settlement of transactions. The Fund may utilize indebtedness to the maximum extent permitted under the 1940 Act. Under the 1940 Act, the Fund generally is not permitted to issue commercial paper or notes or engage in other Borrowings, other than temporary borrowings as defined under the 1940 Act, unless, immediately after the Borrowing, the Fund would have asset coverage (as defined in the 1940 Act) of less than 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. In addition, other than with respect to privately arranged Borrowings, the Fund generally is not permitted to declare any cash dividend or other distribution on any class of the Fund’s capital stock, including the Common Shares, or purchase any such capital stock, unless, at the time of such declaration, the Fund would have asset coverage (as described above) of at least 300% after deducting the amount of such dividend or other distribution. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding commercial paper, notes or other Borrowings to the extent necessary to maintain the required asset coverage.

The terms of any such Borrowings may require the Fund to pay a fee to maintain a line of credit, such as a commitment fee, or to maintain minimum average balances with a lender. Any such requirements would increase the cost of such Borrowings over the stated interest rate. Such lenders would have the right to receive interest on and repayment of principal of any such Borrowings, which right will be senior to those of the Common Shareholders. Any such Borrowings may contain provisions limiting certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances. Any Borrowings will likely be ranked senior or equal to all other existing and future Borrowings of the Fund.

Certain types of Borrowings subject the Fund to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Certain Borrowings issued by the Fund also may subject the Fund to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for such Borrowings. Such guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Sub-Adviser from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.

The 1940 Act grants to the holders of senior securities representing indebtedness issued by the Fund, other than with respect to privately arranged Borrowings, certain voting rights in the event of default in the payment of interest on or repayment of principal. Failure to maintain certain asset coverage requirements under the 1940 Act could result in an event of default and entitle the debt holders to elect a majority of the Board.

The Fund’s Borrowings under the committed facility provided to the Fund by BNP Paribas are collateralized by portfolio assets which are maintained by the Fund in a separate account with the Fund’s custodian for the benefit of the lender, which collateral exceeds the amount borrowed. Securities deposited in the collateral account may, subject to certain conditions, be rehypothecated by the lender up to the amount of the loan balance outstanding and subject to the terms and conditions of the facility agreements. The Fund continues to receive dividends and interest on rehypothecated securities. The Fund also has the right to recall rehypothecated securities on demand and such securities shall be returned to the collateral account within the ordinary settlement cycle. In the event a recalled security is not returned by the lender, the loan balance outstanding will be reduced by the amount of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNP Paribas in connection with the rehypothecation of portfolio securities. Rehypothecation of the Fund’s pledged portfolio securities entails risks, including the risk that the lender will be unable or unwilling to return rehypothecated securities which could result in, among other things, the Fund’s inability to find suitable investments to replace the unreturned securities, thereby impairing the Fund’s ability to achieve its investment objective. In the event of a default by the Fund under the committed facility, the lender has the right to sell such collateral assets to satisfy the Fund’s obligation to the lender. The amounts drawn under the committed facility may vary over time and such amounts will be reported in the Fund’s audited and unaudited financial statements contained in the Fund’s annual and semi-annual reports to shareholders. The committed facility agreement includes usual and customary covenants. These covenants impose on the Fund asset coverage requirements, collateral requirements, investment strategy requirements, and certain financial obligations. These covenants place limits or restrictions on the Fund’s ability to (i) enter into additional indebtedness with a party other than BNP Paribas, (ii) change its fundamental investment policy, or (iii) pledge to any other party, other than to the counterparty, securities owned or held by the Fund over which the counterparty has a lien. In addition, the Fund is required to deliver financial information to the counterparty within established deadlines, maintain an asset coverage ratio (as defined in Section 18(g) of the 1940 Act) greater than 300%, comply with the rules of the stock exchange on which its shares are listed, and maintain its classification as a “closed-end management investment company” as defined in the 1940 Act.

In addition, the Fund may engage in certain derivatives transactions that have economic characteristics similar to leverage. The Fund’s obligations under such transactions will not be considered indebtedness for purposes of the 1940 Act and will not be included in calculating the aggregate amount of the Fund’s Financial Leverage, but the Fund’s use of such transactions may be limited by Rule 18f-4 under the 1940 Act and the applicable requirements of the SEC.

Reverse Repurchase Agreements and Dollar Roll Transactions. The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into reverse repurchase agreements when the Sub-Adviser believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income.

Borrowings may be made by the Fund through dollar roll transactions. A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other fixed-income security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls.

With respect to any reverse repurchase agreement, dollar roll or similar transaction, the Fund’s Managed Assets shall include any proceeds from the sale of an asset of the Fund to a counterparty in such a transaction, in addition to the value of the underlying asset as of the relevant measuring date.

When the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions.

Preferred Shares. The Fund’s Governing Documents provide that the Board may authorize and issue Preferred Shares with rights as determined by the Board, by action of the Board without prior approval of the holders of the Common Shares. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued. Any such Preferred Share offering would be subject to the limits imposed by the 1940 Act. Although the Fund has no present intention to issue Preferred Shares, it may in the future utilize Preferred Shares to the maximum extent permitted by the 1940 Act. Under the 1940 Act, the Fund may not issue Preferred Shares if, immediately after issuance, the Fund would have asset coverage (as defined in the 1940 Act) of less than 200%, calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock. In addition, the Fund generally is not permitted to declare any cash dividend or other distribution on the Fund’s Common Shares, or purchase any such Common Shares, unless, at the time of such declaration, the Fund would have asset coverage (as described above) of at least 200% after deducting the amount of such dividend or other distribution. The 1940 Act grants to the holders of senior securities representing stock issued by the Fund certain voting rights. Failure to maintain certain asset coverage requirements under the 1940 Act could entitle the holders of Preferred Shares to elect a majority of the Board.

Share Price [Table Text Block]

The Fund’s currently outstanding Common Shares are, and the Common Shares offered by this Prospectus will be, subject to notice of issuance, listed on the New York Stock Exchange (the “NYSE”) under the symbol “GOF”. The Fund’s Common Shares commenced trading on the NYSE on July 27, 2007.

The Common Shares have traded both at a premium and at a discount in relation to the Fund’s net asset value per share. Although the Common Shares recently have generally traded at a premium to net asset value, there can be no assurance that this will continue after the offering nor that the Common Shares will not trade at a discount in the future. Shares of closed-end investment companies frequently trade at a premium or discount to net asset value and the market price for the Common Shares will change based on a variety of factors. The net asset value and market price of the Common Shares will fluctuate, sometimes independently, based on market and other factors affecting the Fund and its investments. The market price of the Common Shares will either be above (premium) or below (discount) their net asset value. The Fund cannot predict whether the Common Shares will trade at a premium or discount to net asset value and the market price for the Common Shares will change based on a variety of factors. The Fund’s net asset value would be reduced following an offering of the Common Shares due to the costs of such offering, to the extent those costs are borne by the Fund. The sale of Common Shares by the Fund (or the perception that such sales may occur) may increase the volatility of or have an adverse effect on prices of Common Shares in the secondary market. An increase in the number of Common Shares available may put downward pressure on the market price for Common Shares. See “Risks—Market Discount and Price Volatility Risk.”

The following table sets forth, for each of the periods indicated, the high and low closing market prices for the Common Shares on the NYSE, as well as the net asset value per Common Share and the premium or discount to net asset value per Common Share at which the Common Shares were trading on the date of the high and low closing prices. The Fund calculates its net asset value as of the close of business, usually 4:00 p.m. Eastern Time, every day on which the NYSE is open. See “Net Asset Value” for information as to the determination of the Fund’s net asset value.

Fiscal Quarter Ended	Market Price		NAV per Common Share on Date of Market Price High and Low(1)		Premium/(Discount) on Date of Market Price High and Low(2)
	High	Low	High	Low	High	Low
August 31, 2025	$15.10	$14.55	$11.50	$11.38	31.30%	27.86%
May 31, 2025	$15.91	$13.74	$11.67	$11.06	36.33%	24.23%
February 28, 2025	$15.99	$15.00	$12.01	$11.74	33.14%	27.77%
November 30, 2024	$16.03	$15.26	$11.99	$12.01	33.69%	27.06%
August 31, 2024	$15.75	$14.65	$12.06	$11.93	30.60%	22.80%
May 31, 2024	$14.90	$13.80	$12.26	$11.82	21.53%	16.75%
February 29, 2024	$14.29	$12.67	$12.12	$12.34	17.90%	2.67%
November 30, 2023	$15.96	$11.16	$12.30	$11.71	29.76%	-4.70%
August 31, 2023	$16.28	$15.51	$12.48	$12.30	30.45%	26.10%

Lowest Price or Bid			$ 14.55	$ 13.74	$ 15.00	$ 15.26	$ 14.65	$ 13.80	$ 12.67	$ 11.16	$ 15.51
Highest Price or Bid			15.10	15.91	15.99	16.03	15.75	14.90	14.29	15.96	16.28
Lowest Price or Bid, NAV			11.38	11.06	11.74	12.01	11.93	11.82	12.34	11.71	12.30
Highest Price or Bid, NAV			$ 11.50	$ 11.67	$ 12.01	$ 11.99	$ 12.06	$ 12.26	$ 12.12	$ 12.30	$ 12.48
Highest Price or Bid, Premium (Discount) to NAV [Percent]			31.30%	36.33%	33.14%	33.69%	30.60%	21.53%	17.90%	29.76%	30.45%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			27.86%	24.23%	27.77%	27.06%	22.80%	16.75%	2.67%	(4.70%)	26.10%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Capitalization

The following table provides information about the outstanding securities of the Fund as of November 14, 2025:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common shares of beneficial interest, par value $0.01 per share	Unlimited	—	199,267,847

Security Voting Rights [Text Block]		Voting Rights. Until any Preferred Shares are issued, holders of the Common Shares will vote as a single class to elect the Fund’s Board of Trustees and on additional matters with respect to which the 1940 Act mandates a vote by the Fund’s shareholders. If Preferred Shares are issued, holders of Preferred Shares will have a right to elect at least two of the Fund’s Trustees, and will have certain other voting rights. See “Anti-Takeover Provisions in the Fund’s Governing Documents.”
Outstanding Security, Authorized [Shares]		199,267,847
Principal Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Additional Information Regarding the Fund—Principal Risks of the Fund,” which is incorporated by reference herein, for a discussion of the risks associated with an investment in the Fund, in addition to the following.
Market Discount And Price Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Market Discount and Price Volatility Risk

The net asset value and market price of the Common Shares will fluctuate, sometimes independently, based on market and other factors affecting the Fund and its investments. The market price of the Common Shares may experience volatility (sometimes high volatility) driven by market forces that may be unrelated to changes in the Fund’s net asset value or other internal Fund factors. The market price of the Common Shares will either be above (premium) or below (discount) their net asset value. Although the net asset value of Common Shares is often considered in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of Common Shares will depend upon whether the market price of Common Shares at the time of sale is above or below the investor’s purchase price, taking into account transaction costs for the Common Shares, and is not directly dependent upon the Fund’s net asset value. Market price movements of Common Shares are thus material to investors and may result in losses, even when net asset value has increased.

The Fund cannot predict whether the Common Shares will trade at a premium or discount to net asset value and the market price for the Common Shares will change based on a variety of factors. If the Common Shares are trading at a premium to net asset value at the time you purchase Common Shares, the net asset value per share of the Common Shares purchased will be less than the purchase price paid. Shares of closed-end investment companies frequently trade at a discount from their net asset value, but in some cases have traded above net asset value. The risk of the Common Shares trading at a discount is a risk separate and distinct from the risk of a decline in the Fund’s net asset value as a result of the Fund’s investment activities.

Because the market price of the Common Shares will be determined by factors such as net asset value, dividend and distribution levels (which are dependent, in part, on expenses), supply of and demand for Common Shares, stability of dividends or distributions, trading volume of Common Shares, general market and economic conditions and other factors beyond the Fund’s control, the Fund cannot predict whether the Common Shares will trade at, below or above net asset value, or at, below or above the public offering price for the Common Shares.

The Fund’s net asset value would be reduced following an offering of the Common Shares due to the costs of such offering, to the extent those costs are borne by the Fund. The sale of Common Shares by the Fund (or the perception that such sales may occur) may have an adverse effect on prices of Common Shares in the secondary market, including by resulting in increased trading of the Common Shares, which may increase volatility in the market price of the Common Shares. An increase in the number of Common Shares available may put downward pressure on the market price for Common Shares. The Fund may, from time to time, seek the consent of Common Shareholders to permit the issuance and sale by the Fund of Common Shares at a price below the Fund’s then-current net asset value, subject to certain conditions, and such sales of Common Shares at price below net asset value, if any, may increase downward pressure on the market price for Common Shares. These sales, if any, also might make it more difficult for the Fund to sell additional Common Shares in the future at a time and price it deems appropriate.

The Fund is designed for long-term investors and investors in Common Shares should not view the Fund as a vehicle for trading purposes.

Debt Overlay Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Debt Overlay Strategy Risk

The Fund’s Debt Overlay Strategy is subject to risks associated with investing in the investments comprising the Debt Overlay Basket as well as the risks associated with selling call options on the Underlying Bond ETF.

The risks of the Debt Overlay Strategy include, among others, Income Securities Risk, Corporate Bond Risk, Below Investment Grade Securities Risk, Investment Funds Risk, Derivatives Transactions Risk and Options Risk.

Additionally, the Debt Overlay Strategy is subject to imperfect matching or price correlation between the Underlying Bond ETF and the Debt Overlay Basket, which could reduce the Fund’s returns and expose the Fund to additional losses. In particular, the Debt Overlay Strategy is subject to the risk of loss associated with the Underlying Bond ETF outperforming the Debt Overlay Basket because the Fund’s obligation under the options on the Underlying Bond ETF at expiration is determined by the market price of the shares of the Underlying Bond ETF.

The Fund’s potential gain in selling a call option on the Underlying Bond ETF is the premium received from the purchaser of the option; however, the Fund risks a loss equal to the entire exercise price of the option minus the call premium (although the extent of such loss could be offset by the performance of the Debt Overlay Basket).

The call options sold as part of the Debt Overlay Strategy are generally not “covered.” For cash-settled call options sold by the Fund referencing the Underlying Bond ETF, if the market price of the Underlying Bond ETF is above the strike price of the options, the Fund would owe the difference between the market price of the shares of the Underlying Bond ETF and the strike price of the options. For physically-settled call options sold by the Fund referencing the Underlying Bond ETF, if the options are exercised and assigned, the Fund will be obligated to sell to the options’ counterparty shares of the Underlying Bond ETF at the strike price. Pursuant to this sale upon assignment, the Fund will not be able to deliver the Debt Overlay Basket to satisfy its delivery obligations and will be required to buy shares of the Underlying Bond ETF at the prevailing market price, which may be greater in aggregate cost than the value of the corresponding Debt Overlay Basket. To the extent that the market price of the shares of the Underlying Bond ETF experiences proportionately greater appreciation than the value of the Debt Overlay Basket, the Fund is subject to additional risks associated with selling “naked” call options on the Underlying Bond ETF. Selling naked, or uncovered, call options can be considerably riskier than selling covered call options. Although the Debt Overlay Basket is intended to outperform the Underlying Bond ETF and the performance of the Debt Overlay Basket is otherwise intended to generally be correlated with that of the Underlying Bond ETF, it is possible that the market price of the shares of the Underlying Bond ETF will experience greater appreciation than the value of the Debt Overlay Basket, subjecting the Fund to the risk of a loss that is uncovered by the Debt Overlay Basket. The potential appreciation of the market price of the shares of the Underlying Bond ETF is theoretically unlimited, and the Fund is therefore subject to the risk of total loss.

To the extent that the market price of the shares of the Underlying Bond ETF experience less appreciation than the Debt Overlay Basket, the Fund is subject to risks similar to those described in “Risks Associated with the Fund’s Covered Call Option Strategy and Put Options,” including the risk of losing the ability to benefit from the capital appreciation of its Debt Overlay Basket (i.e., net of any losses from the call options sold by the Fund referencing the Underlying Bond ETF). Additionally, for certain types of options, the Fund has no control over the time when it may be required to fulfill its obligation under the option. There can be no assurance that a liquid market will exist for the options if and when the Fund seeks to close out an option position.

Synthetic Autocallable E L N Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Synthetic Autocallable ELN Strategy Risk

The Fund’s Synthetic Autocallable ELN Strategy is subject to risks associated with investing in autocallable ELNs directly, derivatives instruments on the Autocallable ELN Reference Index, including Common Equity Securities Risk, Synthetic Investments Risk, Derivatives Transactions Risk, Counterparty Risk and Swap Risk.

The Synthetic Autocallable ELN Strategy is also subject to certain additional or heightened risks, including:

•	Contingent Income Risk. Coupon Payments from the Synthetic Autocallable Contract are not guaranteed and will not be made if the price level of the Autocallable ELN Reference Index falls below the Coupon Barrier on one or more observation dates. This means the Fund may generate significantly less income than anticipated from a Synthetic Autocallable Contract during equity market downturns. The Coupon Payments of Synthetic Autocallable Contracts are not linked to the performance of the Autocallable ELN Reference Index at any time other than on maturity dates and observation dates. Moreover, because the payoff of the Synthetic Autocallable Contract is linked to the price level of the Autocallable ELN Reference Index, the Fund is exposed to the market risk of the Autocallable ELN Reference Index and may not receive any return on the Synthetic Autocallable Contract and may lose a portion or all of the notional value of the Synthetic Autocallable Contract even if the performance of one or more of component securities of the Autocallable ELN Reference Index has exceeded the initial value of such security.
•	Early Redemption Risk. Synthetic Autocallable Contracts may be called (i.e., cancelled) before their scheduled maturity if the Autocallable ELN Reference Index reaches or exceeds the Autocall Barrier on an observation date. Synthetic Autocallable Contracts limit the positive investment return that can be achieved due to this automatic call feature. This automatic early redemption could result in significantly less income than anticipated from a Synthetic Autocallable Contract and force reinvestment of that principal investment amount at less advantageous terms based on prevailing market conditions. For example, if the automatic call feature is triggered, the Fund would forego any remaining Coupon Payments and may be unable to invest in another Synthetic Autocallable Contract (or other investment) with a similar level of risk and comparable return potential. If the automatic call feature is not triggered, and the Maturity Barrier has been breached as of the maturity date, the Fund will receive less than the initial notional amount regardless of any outperformance of the Autocallable ELN Reference Index (or any component security thereof) throughout the term of the Synthetic Autocallable Contract.
•	Barrier Risk. The Coupon Barrier and Maturity Barrier levels of a Synthetic Autocallable Contract set forth the threshold amount of loss the Autocallable ELN Reference Index could experience before the Fund would forfeit Coupon Payments and/or pay a portion or all of the initial notional amount of such contract. If the Coupon Barrier level is breached on an observation date, the Fund will not receive the Coupon Payment for such period (subject to any features that may provide the Fund to receive a Missed Coupon under certain conditions). Accordingly, it is possible that the Fund may not receive any Coupon Payments under a Synthetic Autocallable Contract. If the Maturity Barrier level is breached on the maturity date, the Fund may be required to pay a percentage of the initial notional amount of the Synthetic Autocallable Contract. If the Autocallable ELN Reference Index falls below the Maturity Barrier at the maturity of a Synthetic Autocallable Contract, the Fund is exposed to the negative performance of the Autocallable ELN Reference Index from a specified level. This could result in sudden, significant losses if the Maturity Barrier is breached. Under some Synthetic Autocallable Contracts, it is possible that the Fund could be required to pay the entire initial notional amount, in addition to forfeiting some or all of the Coupon Payments.
•	Limited Available Counterparty Risk. Synthetic Autocallable Contracts are bespoke contracts and the Fund may have limited available counterparties. The Fund will be subject to credit and default risk with respect to the counterparties to the Synthetic Autocallable Contracts entered into by the Fund. If a Synthetic Autocallable Contract counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all. The Fund may have substantial exposure to one or a limited number of counterparties, which may result in the Fund being more susceptible to a single economic or regulatory occurrence affecting such counterparty(ies).

[1]	Represents the estimated commission with respect to Common Shares being sold in this offering. Cantor Fitzgerald will be entitled to compensation of up to 2.00% of the gross proceeds of the sale of any Common Shares under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon by the Fund and Cantor Fitzgerald from time to time. The Fund has assumed that Cantor Fitzgerald will receive a commission of 2.00% of the gross sale price of the Common Shares sold in this offering.
[2]	You will pay brokerage charges if you direct the Plan Agent to sell your Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus.
[3]	The Investment Adviser has incurred on behalf of the Fund all costs associated with the Fund’s registration statement and any offerings pursuant to such registration statement. The Fund has agreed, in connection with offerings under such registration statement, to reimburse the Investment Adviser for offering expenses incurred by the Investment Adviser on the Fund’s behalf in an amount up to the lesser of the Fund’s actual offering costs or 0.60% of the total offering price of the Common Shares sold in such offerings. Amounts in excess of 0.60% of the total offering price of shares sold pursuant to the registration statement will not be subject to recoupment from the Fund. This agreement will be in effect for the life of the registration statement with respect to all Common Shares sold pursuant to the registration statement and may only be terminated by the Board of Trustees of the Fund.
[4]	Based upon average net assets attributable to Common Shares during the fiscal year ended May 31, 2025, after giving effect to the anticipated net proceeds of all of the Common Shares offered by this Prospectus Supplement based on an assumed price per share of $12.91 (the last reported sale price of the Fund’s Common Shares on the NYSE as of November 14, 2025). The price per share of any sale of the Common Shares may be greater or less than the price assumed herein, depending on the market price of the Common Shares at the time of any sale. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement. The number of the Common Shares actually sold pursuant to this Prospectus Supplement may be less than as assumed herein.
[5]	The Fund pays the Investment Adviser a monthly fee in arrears at an annual rate equal to 1.00% of the Fund’s average daily Managed Assets. Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the issuance of Preferred Shares, borrowing or the issuance of commercial paper or other forms of debt (“Borrowings”) or reverse repurchase agreements, dollar rolls or similar transactions or through a combination of the foregoing (collectively “Financial Leverage”), which means that Common Shareholders effectively bear the entire advisory fee. Because the management fee rate shown is based upon outstanding Financial Leverage of 16% of the Fund’s Managed Assets, the management fee as a percentage of net assets attributable to Common Shares is higher than if the Fund did not utilize such Financial Leverage. If Financial Leverage of more than 16% of the Fund’s Managed Assets is used, the management fee shown would be higher.
[6]	Includes interest payments on borrowed funds and interest expense on reverse repurchase agreements. Interest payments on borrowed funds is estimated based upon the Fund’s outstanding Borrowings as of May 31, 2025, which included Borrowings under the Fund’s committed facility agreement in an amount equal to 2.08% of the Fund’s Managed Assets, at an average interest rate of 5.08%. Interest expense on reverse repurchase agreements is estimated based on the Fund’s outstanding reverse repurchase agreements as of May 31, 2025, which included leverage in the form of reverse repurchase agreements in an amount equal to 13.77% of the Fund’s Managed Assets, at a weighted average interest rate cost to the Fund of 4.52%. The actual amount of interest payments and expenses borne by the Fund will vary over time in accordance with the amount of Borrowings and reverse repurchase agreements and variations in market interest rates.
[7]	Acquired Fund Fees and Expenses are estimated based on the fees and expenses borne by the Fund as an investor in other investment companies during the fiscal year ended May 31, 2025.
[8]	Other expenses are based on estimated amounts for the current fiscal year.
[9]	The total annual expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[10]	The example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed and shown. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example. The example assumes that all dividends and distributions are reinvested at net asset value. See “Distributions” and “Dividend Reinvestment Plan.”